CONTINGENCIES AND COMMITMENTS (Narrative) (Details) $ in Thousands, R in Billions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Aug. 31, 2020 USD ($)	Aug. 31, 2020 ZAR (R)	Aug. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Minimum operating lease payments		$ 313
Brokerage fees payable		2,890		$ 2,775
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure of contingent liabilities [line items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%
Tax Audit South Africa [Member]
Disclosure of contingent liabilities [line items]
Unrealized foreign exchange differences as income tax deductions | R			R 1.4
Brokerage Fees Payable [Member] | LMM Facility [Member]
Disclosure of contingent liabilities [line items]
Repayment of secured loan facility		40,000
Brokerage fees payable		2,890
Brokerage Fees Payable [Member] | LMM Facility [Member] | Subsequent Events [Member]
Disclosure of contingent liabilities [line items]
Repayment of secured loan facility		1,400
Brokerage fees payable		$ 1,500